Reconciliation of Beginning and Ending Balances for Plan Assets Valued using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Private Equity
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at December 31, 2011	$ 33.0
Return on plan assets:
Unrealized	1.0
Realized	1.6
Purchases	6.5
Sales	(6.1)
Balance at December 31, 2012	36.0
Hedge Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at December 31, 2011	92.9
Return on plan assets:
Unrealized	4.7
Realized	1.0
Purchases	5.9
Sales	(15.4)
Balance at December 31, 2012	89.1
Real Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at December 31, 2011	9.8
Return on plan assets:
Unrealized	0.6
Realized	0
Purchases	1.2
Sales	(0.5)
Balance at December 31, 2012	$ 11.1